Finance costs (Tables)	12 Months Ended
Dec. 31, 2018
Finance costs
Schedule of finance costs

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Interest on:
Bank and other borrowings	44,668	25,543	17,793
Finance leases	190	232	62
Convertible bonds	15,263	15,818	16,352
Corporate bonds	22,487	22,405	22,327
Medium-term notes	8,335	8,185	4,625
Short-term notes	—	1,164	1,509
Less: government funding (Note 34)	(19,496)	(24,182)	(11,639)
	71,447	49,165	51,029
Less: amounts capitalized	(47,169)	(31,144)	(27,992)
	24,278	18,021	23,037